Fair Value Measurements - Additional Information (Detail) - Hoya Intermediate, LLC - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	May 22, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount			$ 260,000
Level 2 | Recurring | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net				$ 887
Level 2 | Recurring | Interest Rate Cap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative, Fair Value, Net		$ 0		0
Level 2 | June 2017 First Lien Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	$ 610,266	583,145		620,673
Carrying amount	606,204	609,080		$ 612,445
Level 2 | June 2017 First Lien Loan | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Repayments of debt	148,200
Level 2 | May 2020 First Lien Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value		319,850
Carrying amount		268,235
Level 3 | May 2020 First Lien Loan
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value	324,193	319,850
Carrying amount	$ 298,063	$ 268,235